Prepaid expenses and other current assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 51,456	$ 109,929	$ 0
Prepaid insurance	1,434,394	1,560,840	0
Prepaid inventory	379,159	2,188,881	0
Prepaid rent	177,740	650,000	0
Other prepaid assets	1,782,502	1,386,238	0
Indemnification assets	6,044,155	6,044,155	0
Total	$ 9,869,406	$ 11,940,043	$ 0